UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-07723
Worldwide Health Sciences Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	August 31
Date of Reporting Period	May 31, 2005

Item 1. Schedule of Investments

Worldwide Health Sciences Portfolio                                                                                                 as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.34%

			Percentage of
Security	Shares	Value	Net Assets
Major Capitalization - Europe — 14.91% (1)
Altana AG	1,750,000	$104,318,829	4.24%
Novartis AG	3,615,000	176,960,896	7.19%
Serono SA	140,000	85,624,871	3.48%
		$366,904,596	14.91%
Major Capitalization - Far East — 11.03% (1)
Astellas Pharma, Inc.	2,698,000	97,130,503	3.94%
Chugai Pharmaceuticals Co., Ltd.	4,249,700	63,215,423	2.57%
Takeda Chemical Industries, Ltd.	2,300,000	111,241,458	4.52%
		$271,587,384	11.03%
Major Capitalization - North America — 39.28% (1)
Amgen, Inc. (2)	2,341,000	146,499,780	5.95%
Genentech, Inc. (2)	1,900,000	150,575,000	6.11%
Genzyme Corp. (2)	1,900,000	118,541,000	4.81%
Lilly (Eli) & Co.	1,812,000	105,639,600	4.29%
Medimmune, Inc. (2)	4,041,000	106,682,400	4.33%
Pfizer, Inc.	5,000,000	139,500,000	5.66%
Schering-Plough Corp.	5,500,000	107,250,000	4.36%
Wyeth Corp.	2,138,500	92,746,745	3.77%
		$967,434,525	39.28%
Specialty Capitalization - Europe — 0.51%
Berna Biotech AG (2)	1,702,812	12,497,695	0.51%
		$12,497,695	0.51%
Specialty Capitalization - North America — 26.61%
Abgenix, Inc. (2)	4,000,000	28,800,000	1.17%
Acadia Pharmaceuticals, Inc. (2)	90,000	785,700	0.03%
Acadia Pharmaceuticals, Inc. (2)(3)	531,606	4,571,812	0.19%
Affymetrix, Inc. (2)	2,700,000	144,423,000	5.86%
Biovail Corp. (2)	2,052,000	32,462,640	1.32%
Enzon Pharmaceuticals, Inc. (2)	3,100,000	18,817,000	0.76%
Exelixis, Inc. (2)	3,100,000	21,762,000	0.88%
Gen-Probe, Inc. (2)	2,100,000	81,606,000	3.31%
Given Imaging, Ltd. (2)(3)	485,000	11,979,500	0.49%
Human Genome Sciences, Inc. (2)	5,195,000	58,599,600	2.38%
ICOS Corp. (2)	2,200,000	47,520,000	1.93%
Ligand Pharmaceuticals, Inc., Class B (2)	4,050,000	23,652,000	0.96%
Memory Pharmaceuticals Corp. (2)	289,628	718,277	0.03%
NPS Pharmaceuticals, Inc. (2)	3,149,500	36,439,715	1.48%
OSI Pharmaceuticals, Inc. (2)	1,225,000	45,533,250	1.85%

Pharmacopeia Drug Discovery, Inc. (2)	583,000	$2,821,720	0.11%
Savient Pharmaceuticals, Inc. (2)	1,701,000	5,715,360	0.23%
Tanox, Inc. (2)	2,788,000	27,601,200	1.12%
Transkaryotic Therapies, Inc. (2)	1,817,000	61,759,830	2.51%
		$655,568,604	26.61%
Total Common Stocks (identified cost $2,074,613,553)		$2,273,992,804

Preferred Stocks — 0.03%

			Percentage of
Security	Shares	Value	Net Assets
Specialty Capitalization - North America — 0.03%
Predix Pharmaceuticals Holdings, Inc. Series AB (2)(3)(4)	646,000	$142,379	0.01%
Predix Pharmaceuticals Holdings, Inc. Series C (2)(3)(4)	2,337,565	515,199	0.02%
		$657,578	0.03%
Total Preferred Stocks (identified cost $3,015,129)		$657,578

Options — 0.00%

			Percentage of
Security	Shares	Value	Net Assets
Specialty Capitalization - North America — 0.00%
Orchid BioSciences, Inc. Options, Exp. 7/24/11, 12/21/11 (2)(3)	2,898	$217	0.00%
		$ 217	0.00%
Total Options (identified cost $0)		$217

Warrants — 0.03%

			Percentage of
Security	Shares	Value	Net Assets
Specialty Capitalization - North America — 0.03%
Given Imaging Warrants, Exp. 9/15/11 (2)(3)	1,283	$27,353	0.00%
Predix Pharmaceuticals Holdings, Inc. Series AB Warrants, Exp. 8/9/09 (2)(3)(4)	3,252,806	683,089	0.03%
		$710,442	0.03%
Total Warrants (identified cost $0)		$710,442

Short-Term Investments — 7.39%

	Principal
	Amount		Percentage of
Security	(000’s omitted)	Value	Net Assets
Abbey National LLC, Commercial Paper, 3.00%, 6/1/05	$38,000	$38,000,000	1.54%
General Electric Capital Corp., Commercial Paper, 3.05%, 6/1/05	119,765	119,765,000	4.86%
Investors Bank and Trust Company Time Deposit, 3.06%, 6/1/05	2,000	2,000,000	0.08%
Pfizer, Inc., Commercial Paper, 3.01%, 6/1/05	22,420	22,420,000	0.91%
Total Short-Term Investments (at amortized cost, $182,185,000)		$182,185,000
Total Investments (identified cost $2,259,813,682)		$2,457,546,041	99.79%
Other Assets, Less Liabilities		$5,138,675	0.21%
Net Assets		$2,462,684,716	100.00%

(1)	Major capitalization is defined as market value of $5 billion or more.
(2)	Non-income producing security.
(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)	Restricted security.

The Portfolio did not have any open financial instruments at May 31, 2005

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,259,813,682
Gross unrealized appreciation	$543,450,085
Gross unrealized depreciation	(345,717,726)
Net unrealized appreciation	$197,732,359

At, May 31, 2005 the Portfolio owned the following securities (representing 0.05% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities.  The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.  This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

	Date of
Description	Acquisition	Shares/Face	Cost	Fair Value
Preferred Stocks
Predix Pharmaceuticals Holdings, Inc. Series AB	8/12/03 - 8/06/04	646,000	$2,500,000	$142,379
Predix Pharmaceuticals Holdings, Inc. Series C	8/06/04	2,337,565	515,129	515,199
			$ 3,015,129	$657,578
Warrants
Predix Pharmaceuticals Holdings, Inc. Series AB Warrants, Exp. 8/9/09	8/06/04	3,252,806	0	683,089
			$ —	$683,089
			$ 3,015,129	$1,340,667

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President and Principal Executive Officer
Date:	July 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President and Principal Executive Officer
Date:	July 26, 2005
By:	/s/ Kevin M. Connerty
Kevin M. Connerty
Treasurer
Date:	July 26, 2005